Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

PROSPECTUS

April 30, 2003

INSTITUTIONAL SHARES

A mutual fund seeking total return consistent with current income by investing in a portfolio of U.S. government and government agency securities, including mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 12

How to Purchase Shares 12

How to Redeem Shares 14

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Report of Ernst & Young LLP, Independent Auditors 32

Board of Trustees and Trust Officers 33

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.18%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 7.45% (quarter ended September 30, 1998). Its lowest quarterly return was (2.85)% (quarter ended March 31, 1996).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government Bond Index (LBGB), an index composed of U.S. government and government agency bonds. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	12.28%	7.88%	7.59%
Return After Taxes on Distributions[2]	10.09%	5.51%	5.18%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.46%	5.13%	4.88%
LBGB	11.50%	7.77%	7.76%

1 The Fund's Institutional Shares start of performance date was October 19, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses[4]	0.27%
Total Annual Fund Operating Expenses	1.02%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waivers and Reimbursement of Fund Expenses	0.72%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.30%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.02% for the fiscal year ended February 28, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.04% for the fiscal year ended February 28, 2003.

4 The Adviser voluntarily reimbursed certain other operating expenses. This voluntary reimbursement can be terminated at any time. Other operating expenses paid by the Fund's Institutional Shares (after the voluntary reimbursement) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$104

3 Years	$325

5 Years	$563

10 Years	$1,248

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of intermediate-term securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities. The Fund's investment adviser (the "Adviser") actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics that make prepayments less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life). The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government mortgage backed securities in order to increase the Fund's return.

The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

The Fund may invest in mortgage backed securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicative expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceed the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities.

For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or to other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc. (Federated) or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the report of Ernst & Young LLP, Independent Auditors, on page 32.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.58	$10.45	$ 9.58	$10.24	$10.22
Income From Investment Operations:
Net investment income	0.54	0.59	0.60	0.54	0.55
Net realized and unrealized gain (loss) on investments	0.68	0.12	0.87	(0.64)	0.12

TOTAL FROM INVESTMENT OPERATIONS	1.22	0.71	1.47	(0.10)	0.67

Less Distributions:
Distributions from net investment income	(0.54)	(0.58)	(0.60)	(0.54)	(0.55)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.10)

TOTAL DISTRIBUTIONS	(0.54)	(0.58)	(0.60)	(0.56)	(0.65)

Net Asset Value, End of Period	$11.26	$10.58	$10.45	$ 9.58	$10.24

Total Return[1]	11.81%	7.01%	15.85%	(0.96)%	6.58%

Ratios to Average Net Assets:

Expenses	0.30%	0.31%	0.30%	0.30%	0.30%

Net investment income	4.92%	5.59%	6.07%	5.45%	5.27%

Expense waiver/reimbursement[2]	0.72%	0.75%	0.87%	0.82%	0.94%

Supplemental Data:

Net assets, end of period (000 omitted)	$156,975	$82,138	$70,644	$53,675	$85,534

Portfolio turnover	15%	46%	116%	90%	85%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--47.6%
	U.S. Treasury Bonds--18.8%
$2,200,000	11.250%, 2/15/2015	$3,709,398
3,700,000	7.250%, 5/15/2016	4,819,842
2,050,000	8.750%, 5/15/2017	3,013,828
1,000,000	8.125%, 5/15/2021	1,432,030
1,800,000	7.250%, 8/15/2022	2,388,654
4,000,000	7.125%, 2/15/2023	5,248,120
6,000,000	6.250%, 8/15/2023	7,191,540
9,000,000	5.375%, 2/15/2031	9,977,310

	TOTAL	37,780,722

	U.S. Treasury Notes--28.8%
5,000,000	1.625%, 1/31/2005	5,012,500
4,000,000	7.000%, 7/15/2006	4,636,240
3,100,000	6.500%, 10/15/2006	3,562,086
5,500,000	3.500%, 11/15/2006	5,745,795
2,000,000	6.250%, 2/15/2007	2,296,880
2,000,000	6.625%, 5/15/2007	2,337,820
1,000,000	5.500%, 2/15/2008	1,131,720
2,750,000	4.750%, 11/15/2008	3,014,688
2,800,000	5.500%, 5/15/2009	3,189,816
2,000,000	6.000%, 8/15/2009	2,336,560
7,000,000	4.875%, 2/15/2012	7,674,870
15,109,650	3.000%, 7/15/2012	16,769,294

	TOTAL	57,708,269

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $87,356,946)	95,488,991

	U.S. GOVERNMENT AGENCY OBLIGATIONS--25.6%
	Federal Home Loan Bank--11.5%
7,000,000	7.250%, 2/15/2007	8,216,110
3,000,000	6.730%, 6/22/2009	3,558,330
900,000	6.500%, 11/13/2009	1,055,646
1,300,000	7.375%, 2/12/2010	1,595,269
Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS--continued
	Federal Home Loan Bank--continued
$4,450,000	7.625%, 5/14/2010	$5,553,244
2,500,000	6.875%, 8/13/2010	3,008,275

	TOTAL	22,986,874

	Federal Home Loan Mortgage Corp.--3.3%
6,000,000	5.250%, 1/15/2006	6,519,180
70,000	6.750%, 9/15/2029	85,187

	TOTAL	6,604,367

	Federal National Mortgage Association--10.8%
8,900,000	6.500%, 8/15/2004	9,548,988
11,000,000	5.500%, 3/15/2011	12,231,010

	TOTAL	21,779,998

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $46,208,456)	51,371,239

	MUTUAL FUNDS--26.3%
3,551,210	Federated Mortgage Core Portfolio	36,719,513
16,028,105	Government Obligations Fund	16,028,105

	TOTAL MUTUAL FUNDS (IDENTIFIED COST $51,223,780)	52,747,618

	TOTAL INVESTMENTS (IDENTIFIED COST $184,789,182)[1]	$199,607,848

1 The cost of investments for federal tax purposes amounts to $184,903,462.

Note: The categories of investments are shown as a percentage of net assets ($200,601,103) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $184,789,182)		$199,607,848
Income receivable		1,129,687
Receivable for shares sold		204,897

TOTAL ASSETS		200,942,432

Liabilities:
Payable for shares redeemed	$128,192
Income distribution payable	178,591
Payable to bank	31
Accrued expenses	34,515

TOTAL LIABILITIES		341,329

Net assets for 17,816,727 shares outstanding		$200,601,103

Net Assets Consist of:
Paid in capital		$188,797,841
Net unrealized appreciation of investments		14,818,666
Accumulated net realized loss on investments		(2,999,626)
Distributions in excess of net investment income		(15,778)

TOTAL NET ASSETS		$200,601,103

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$156,974,877 ÷ 13,942,017 shares outstanding		$11.26

Institutional Service Shares:
$43,626,226 ÷ 3,874,710 shares outstanding		$11.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Dividends			$2,035,278
Interest (including income on securities loaned of $2,541)			5,795,026

TOTAL INCOME			7,830,304

Expenses:
Investment adviser fee		$748,968
Administrative personnel and services fee		155,000
Custodian fees		10,606
Transfer and dividend disbursing agent fees and expenses		66,507
Directors'/Trustees' fees		12,100
Auditing fees		23,893
Legal fees		3,723
Portfolio accounting fees		61,705
Distribution services fee--Institutional Service Shares		94,225
Shareholder services fee--Institutional Shares		280,259
Shareholder services fee--Institutional Service Shares		94,225
Share registration costs		43,328
Printing and postage		21,232
Insurance premiums		1,092
Miscellaneous		8,315

TOTAL EXPENSES		1,625,178

Waivers and Reimbursements:
Waiver of investment adviser fee	$(720,443)
Waiver of distribution services fee--Institutional Service Shares	(60,304)
Waiver of shareholder services fee--Institutional Shares	(235,417)
Waiver of transfer agent fee--Institutional Shares	(2,068)
Waiver of transfer agent fee--Institutional Service Shares	(758)
Reimbursement of investment adviser fee	(6,552)
Reimbursement of other operating expenses	(29,858)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,055,400)

Net expenses			569,778

Net investment income			7,260,526

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(59,506)
Net change in unrealized appreciation of investments			9,383,896

Net realized and unrealized gain on investments			9,324,390

Change in net assets resulting from operations			$16,584,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,260,526	$6,604,091
Net realized gain (loss) on investments	(59,506)	1,686,125
Net change in unrealized appreciation of investments	9,383,896	183,985

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,584,916	8,474,201

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,524,849)	(4,535,625)
Institutional Service Shares	(1,748,461)	(2,022,847)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,273,310)	(6,558,472)

Share Transactions:
Proceeds from sale of shares	169,287,502	78,786,980
Net asset value of shares issued to shareholders in payment of distributions declared	4,941,629	3,595,362
Cost of shares redeemed	(98,376,725)	(74,952,102)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,852,406	7,430,240

Change in net assets	85,164,012	9,345,969

Net Assets:
Beginning of period	115,437,091	106,091,122

End of period (including distributions in excess of net investment income of $15,778 and $2,994, respectively)	$200,601,103	$115,437,091

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Trust's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Trust as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Trust as capital gains. Additional information regarding Federated Mortgage Core Portfoli o is available upon request.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Trust participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of February 28, 2003, the Trust had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,728,156	$127,863,033	5,579,051	$58,426,249
Shares issued to shareholders in payment of distributions declared	375,489	4,090,205	284,071	2,988,297
Shares redeemed	(5,928,809)	(64,252,774)	(4,856,248)	(51,143,531)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,174,836	$67,700,464	1,006,874	$10,271,015

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,761,516	$41,424,469	1,945,230	$20,360,731
Shares issued to shareholders in payment of distributions declared	78,043	851,424	57,555	607,065
Shares redeemed	(3,113,665)	(34,123,951)	(2,246,153)	(23,808,571)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	725,894	$8,151,942	(243,368)	$(2,840,775)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,900,730	$75,852,406	763,506	$7,430,240

Federal Tax Information

The tax character of distributions paid during the years ended February 28, 2002 and February 28, 2003, were as follows:

	2003	2002
Ordinary income	$7,273,710	$6,558,472
Long-term capital gains	--	--

TOTAL	$7,273,710	$6,558,472

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$162,811

Undistributed long-term capital gain	--

Unrealized appreciation	$14,704,386

Capital loss carryforward	$2,885,346

At February 28, 2003, the cost of investments for federal tax purposes was $184,903,462. The net unrealized appreciation of investments for federal tax purposes was $14,704,386. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,818,666 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,280.

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

At February 28, 2003, the Trust had a capital loss carryforward of $2,885,346 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,885,346

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended February 28, 2003, were as follows:

Purchases	$9,023,723

Sales	$3,000,000

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$75,625,550

Sales	$18,718,808

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED TOTAL RETURN GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Government Bond Fund (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Total Return Government Bond Fund at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 11, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon reques t, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: July 1995	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: July 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31429A105

G01209-01-IS (4/03)

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

PROSPECTUS

April 30, 2003

INSTITUTIONAL SERVICE SHARES

A mutual fund seeking total return consistent with current income by investing in a portfolio of U.S. government and government agency securities, including mortgage backed securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 10

What Do Shares Cost? 11

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem Shares 14

Account and Share Information 16

Who Manages the Fund? 17

Financial Information 18

Report of Ernst & Young LLP, Independent Auditors 32

Board of Trustees and Trust Officers 33

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to pursue total return consistent with current income. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that income will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Service Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.10%.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 7.37% (quarter ended September 30, 1998). Its lowest quarterly return was (2.93)% (quarter ended March 31, 1996).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Government Bond Index (LBGB), an index composed of U.S. government and government agency bonds. Total returns for the index shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Fund	1 Year	5 Years	Start of Performance[1]
Return Before Taxes	11.94%	7.56%	7.26%
Return After Taxes on Distributions[2]	9.89%	5.32%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares[2]	7.26%	4.94%	4.69%
LBGB	11.50%	7.77%	7.76%

1 The Fund's Institutional Service Shares start of performance date was October 19, 1995.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee	0.25%
Other Expenses[4]	0.27%
Total Annual Fund Operating Expenses	1.27%

1 Although not contractually obligated to do so, the Adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2003.

Total Waivers and Reimbursement of Fund Expenses	0.67%
Total Actual Annual Fund Operating Expenses (after waivers and reimbursement)	0.60%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.02% for the fiscal year ended February 28, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.09% for the fiscal year ended February 28, 2003.

4 The Adviser voluntarily reimbursed certain other operating expenses. This voluntary reimbursement can be terminated at any time. Other operating expenses paid by the Fund's Institutional Service Shares (after the voluntary reimbursement) was 0.24% for the fiscal year ended February 28, 2003.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$129

3 Years	$403

5 Years	$697

10 Years	$1,534

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of intermediate-term securities that are issued or guaranteed by the U.S. government and its agencies or instrumentalities, including mortgage backed securities that are issued by U.S. government agencies or instrumentalities. The Fund's investment adviser (the "Adviser") actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser may seek to increase the Fund's total return by lengthening or shortening duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's total return through its allocation of the Fund's holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics that make prepayments less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected yield "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with comparable average life). The Adviser may also attempt to take advantage of current and potential yield differentials existing from time to time between various government mortgage backed securities in order to increase the Fund's return.

The Adviser may use collateralized mortgage obligations (CMOs) with relatively predictable cash flows (such as sequential pay, planned amortization class and targeted amortization class) to reduce prepayment risk. CMOs in which the Fund invests are issued by agencies or instrumentalities of the U.S. government.

Because the Fund refers to government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest:

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

The Fund may invest in mortgage backed securities by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicative expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

Collateralized Mortgage Obligations

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of prepayment risk of CMOs depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceed the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities.

For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees (Board) governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 32.

Year Ended February 28 or 29	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.58	$10.45	$ 9.58	$10.24	$10.22
Income From Investment Operations:
Net investment income	0.50	0.55	0.57	0.51	0.52
Net realized and unrealized gain (loss) on investments	0.68	0.13	0.87	(0.64)	0.12

TOTAL FROM INVESTMENT OPERATIONS	1.18	0.68	1.44	(0.13)	0.64

Less Distributions:
Distributions from net investment income	(0.50)	(0.55)	(0.57)	(0.51)	(0.52)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.10)

TOTAL DISTRIBUTIONS	(0.50)	(0.55)	(0.57)	(0.53)	(0.62)

Net Asset Value, End of Period	$11.26	$10.58	$10.45	$9.58	$10.24

Total Return[1]	11.48%	6.69%	15.51%	(1.26)%	6.26%

Ratios to Average Net Assets:

Expenses	0.60%	0.61%	0.60%	0.60%	0.60%

Net investment income	4.63%	5.29%	5.78%	5.21%	4.87%

Expense waiver/reimbursement[2]	0.67%	0.70%	0.82%	0.77%	0.83%

Supplemental Data:

Net assets, end of period (000 omitted)	$43,626	$33,299	$35,447	$32,457	$27,173

Portfolio turnover	15%	46%	116%	90%	85%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2003

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--47.6%
	U.S. Treasury Bonds--18.8%
$2,200,000	11.250%, 2/15/2015	$3,709,398
3,700,000	7.250%, 5/15/2016	4,819,842
2,050,000	8.750%, 5/15/2017	3,013,828
1,000,000	8.125%, 5/15/2021	1,432,030
1,800,000	7.250%, 8/15/2022	2,388,654
4,000,000	7.125%, 2/15/2023	5,248,120
6,000,000	6.250%, 8/15/2023	7,191,540
9,000,000	5.375%, 2/15/2031	9,977,310

	TOTAL	37,780,722

	U.S. Treasury Notes--28.8%
5,000,000	1.625%, 1/31/2005	5,012,500
4,000,000	7.000%, 7/15/2006	4,636,240
3,100,000	6.500%, 10/15/2006	3,562,086
5,500,000	3.500%, 11/15/2006	5,745,795
2,000,000	6.250%, 2/15/2007	2,296,880
2,000,000	6.625%, 5/15/2007	2,337,820
1,000,000	5.500%, 2/15/2008	1,131,720
2,750,000	4.750%, 11/15/2008	3,014,688
2,800,000	5.500%, 5/15/2009	3,189,816
2,000,000	6.000%, 8/15/2009	2,336,560
7,000,000	4.875%, 2/15/2012	7,674,870
15,109,650	3.000%, 7/15/2012	16,769,294

	TOTAL	57,708,269

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $87,356,946)	95,488,991

	U.S. GOVERNMENT AGENCY OBLIGATIONS--25.6%
	Federal Home Loan Bank--11.5%
7,000,000	7.250%, 2/15/2007	8,216,110
3,000,000	6.730%, 6/22/2009	3,558,330
900,000	6.500%, 11/13/2009	1,055,646
1,300,000	7.375%, 2/12/2010	1,595,269
Principal Amount or Shares		Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS--continued
	Federal Home Loan Bank--continued
$4,450,000	7.625%, 5/14/2010	$5,553,244
2,500,000	6.875%, 8/13/2010	3,008,275

	TOTAL	22,986,874

	Federal Home Loan Mortgage Corp.--3.3%
6,000,000	5.250%, 1/15/2006	6,519,180
70,000	6.750%, 9/15/2029	85,187

	TOTAL	6,604,367

	Federal National Mortgage Association--10.8%
8,900,000	6.500%, 8/15/2004	9,548,988
11,000,000	5.500%, 3/15/2011	12,231,010

	TOTAL	21,779,998

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (IDENTIFIED COST $46,208,456)	51,371,239

	MUTUAL FUNDS--26.3%
3,551,210	Federated Mortgage Core Portfolio	36,719,513
16,028,105	Government Obligations Fund	16,028,105

	TOTAL MUTUAL FUNDS (IDENTIFIED COST $51,223,780)	52,747,618

	TOTAL INVESTMENTS (IDENTIFIED COST $184,789,182)[1]	$199,607,848

1 The cost of investments for federal tax purposes amounts to $184,903,462.

Note: The categories of investments are shown as a percentage of net assets ($200,601,103) at February 28, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2003

Assets:
Total investments in securities, at value (identified cost $184,789,182)		$199,607,848
Income receivable		1,129,687
Receivable for shares sold		204,897

TOTAL ASSETS		200,942,432

Liabilities:
Payable for shares redeemed	$128,192
Income distribution payable	178,591
Payable to bank	31
Accrued expenses	34,515

TOTAL LIABILITIES		341,329

Net assets for 17,816,727 shares outstanding		$200,601,103

Net Assets Consist of:
Paid in capital		$188,797,841
Net unrealized appreciation of investments		14,818,666
Accumulated net realized loss on investments		(2,999,626)
Distributions in excess of net investment income		(15,778)

TOTAL NET ASSETS		$200,601,103

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$156,974,877 ÷ 13,942,017 shares outstanding		$11.26

Institutional Service Shares:
$43,626,226 ÷ 3,874,710 shares outstanding		$11.26

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2003

Investment Income:
Dividends			$2,035,278
Interest (including income on securities loaned of $2,541)			5,795,026

TOTAL INCOME			7,830,304

Expenses:
Investment adviser fee		$748,968
Administrative personnel and services fee		155,000
Custodian fees		10,606
Transfer and dividend disbursing agent fees and expenses		66,507
Directors'/Trustees' fees		12,100
Auditing fees		23,893
Legal fees		3,723
Portfolio accounting fees		61,705
Distribution services fee--Institutional Service Shares		94,225
Shareholder services fee--Institutional Shares		280,259
Shareholder services fee--Institutional Service Shares		94,225
Share registration costs		43,328
Printing and postage		21,232
Insurance premiums		1,092
Miscellaneous		8,315

TOTAL EXPENSES		1,625,178

Waivers and Reimbursements:
Waiver of investment adviser fee	$(720,443)
Waiver of distribution services fee--Institutional Service Shares	(60,304)
Waiver of shareholder services fee--Institutional Shares	(235,417)
Waiver of transfer agent fee--Institutional Shares	(2,068)
Waiver of transfer agent fee--Institutional Service Shares	(758)
Reimbursement of investment adviser fee	(6,552)
Reimbursement of other operating expenses	(29,858)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,055,400)

Net expenses			569,778

Net investment income			7,260,526

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(59,506)
Net change in unrealized appreciation of investments			9,383,896

Net realized and unrealized gain on investments			9,324,390

Change in net assets resulting from operations			$16,584,916

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,260,526	$6,604,091
Net realized gain (loss) on investments	(59,506)	1,686,125
Net change in unrealized appreciation of investments	9,383,896	183,985

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,584,916	8,474,201

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,524,849)	(4,535,625)
Institutional Service Shares	(1,748,461)	(2,022,847)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,273,310)	(6,558,472)

Share Transactions:
Proceeds from sale of shares	169,287,502	78,786,980
Net asset value of shares issued to shareholders in payment of distributions declared	4,941,629	3,595,362
Cost of shares redeemed	(98,376,725)	(74,952,102)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	75,852,406	7,430,240

Change in net assets	85,164,012	9,345,969

Net Assets:
Beginning of period	115,437,091	106,091,122

End of period (including distributions in excess of net investment income of $15,778 and $2,994, respectively)	$200,601,103	$115,437,091

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2003

ORGANIZATION

Federated Total Return Government Bond Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to pursue total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Trust's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Trust as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Trust as capital gains. Additional information regarding Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities. The Trust, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Trust based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Trust participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Trust, according to agreed-upon rates.

As of February 28, 2003, the Trust had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in capital stock were as follows:

Year Ended February 28	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,728,156	$127,863,033	5,579,051	$58,426,249
Shares issued to shareholders in payment of distributions declared	375,489	4,090,205	284,071	2,988,297
Shares redeemed	(5,928,809)	(64,252,774)	(4,856,248)	(51,143,531)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,174,836	$67,700,464	1,006,874	$10,271,015

Year Ended February 28	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,761,516	$41,424,469	1,945,230	$20,360,731
Shares issued to shareholders in payment of distributions declared	78,043	851,424	57,555	607,065
Shares redeemed	(3,113,665)	(34,123,951)	(2,246,153)	(23,808,571)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	725,894	$8,151,942	(243,368)	$(2,840,775)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	6,900,730	$75,852,406	763,506	$7,430,240

Federal Tax Information

The tax character of distributions paid during the years ended February 28, 2002 and February 28, 2003, were as follows:

	2003	2002
Ordinary income	$7,273,710	$6,558,472
Long-term capital gains	--	--

TOTAL	$7,273,710	$6,558,472

As of February 28, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$162,811

Undistributed long-term capital gain	--

Unrealized appreciation	$14,704,386

Capital loss carryforward	$2,885,346

At February 28, 2003, the cost of investments for federal tax purposes was $184,903,462. The net unrealized appreciation of investments for federal tax purposes was $14,704,386. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,818,666 and net unrealized depreciation from investments for those securities having an excess of cost over value of $114,280.

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

At February 28, 2003, the Trust had a capital loss carryforward of $2,885,346 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,885,346

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Trust. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust may invest in Government Obligations Fund which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended February 28, 2003, were as follows:

Purchases	$9,023,723

Sales	$3,000,000

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2003, were as follows:

Purchases	$75,625,550

Sales	$18,718,808

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED TOTAL RETURN GOVERNMENT BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Government Bond Fund (the "Fund"), as of February 28, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2003 by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Total Return Government Bond Fund at February 28, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
April 11, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: July 1995	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: July 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: July 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: July 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since its inception. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated April 30, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-07309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31429A204

G01209-04-SS (4/03)

FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Statement of additional Information

April 30, 2003

institutional shares
institutional service shares

This  Statement  of  Additional  Information  (SAI) is not a  prospectus.  Read  this SAI in
conjunction  with  the  prospectuses  for  Federated  Total  Return   Government  Bond  Fund
Institutional  Shares and Institutional  Service Shares (Fund), dated April 30, 2003. Obtain the  prospectuses  and the  Annual  Report's  Management's  Discussion  of Fund  Performance
without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What Do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses

G01209-02 (4/03)

HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  open-end,  management  investment  company that was  established under the laws of the Commonwealth of  Massachusetts on June 14,  1995. The Fund changed its name from Federated  U.S. Government  Securities  Fund 5-10 Years to Federated  Total Return
Government Bond Fund on November 15, 2000.
  The Board of  Trustees  (the  Board) has  established  two  classes of shares of the Fund, known as Institutional  Shares and  Institutional  Service Shares.  This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment  Management Company
(Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its  investment  strategy,  the Fund may invest in the following  securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income  securities pay interest,  dividends or  distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted  periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security,  normally within a specified  time.  Fixed income  securities  provide more regular income than equity securities.  However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings.  This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's  yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount)  or more (a  premium)  than the  principal  amount.  If the  issuer may redeem the security  before  its  scheduled  maturity,  the price and yield on a  discount  or  premium security may change  based upon the  probability  of an early  redemption.  Securities  with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the government of the United States.  Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other  government sponsored entity acting under federal  authority (a "GSE").  The United States supports some
GSEs with its full faith and credit.  Other GSEs receive support through federal  subsidies, loans or other benefits. A few GSEs have no explicit financial  support, but are regarded as having implied  support because the federal  government  sponsors their  activities.  Agency securities  are generally  regarded as having low credit  risks,  but not as low as Treasury securities.
  The Fund  treats  mortgage  backed  securities  guaranteed  by GSEs as agency  securities.
Although a GSE guarantee  protects  against  credit  risks,  it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities
Mortgage backed  securities  represent  interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and other terms. Mortgages may have fixed or adjustable interest rates.
  Mortgage  backed  securities come in a variety of forms.  Many have extremely  complicated terms.  The simplest form of mortgage  backed securities  is pass-through  certificates.  An issuer of  pass-through  certificates  gathers  monthly  payments from an underlying pool of mortgages.  Then,  the issuer  deducts its fees and  expenses  and passes the balance of the payments onto the certificate  holders once a month.  Holders of  pass-through  certificates receive a pro rata share of all payments and prepayments from the underlying  mortgages.  As a result, the holders assume all the prepayment risks of the underlying mortgages.
  The Fund may invest in  mortgage  backed  securities  primarily  by  investing  in another investment  company (which is not available for general  investment by the public) that owns those  securities and that is advised by an affiliate of the Adviser.  This other investment company  is  managed  independently  of the Fund  and may  incur  additional  administrative expenses.  Therefore,  any  such  investment  by the  Fund  may be  subject  to  duplicative expenses.  However, the Adviser believes that the benefits and efficiencies of this approach should  outweigh  the  potential  additional  expenses.  The Fund may  also  invest  in such securities directly.

Adjustable Rate Mortgages (ARMs)
The Fund invests in  interests in pools of  adjustable  rate  mortgages,  which are known as
ARMs. While  fixed rate mortgage  securities have a stated interest rate, ARMs have periodic adjustments  in  the  interest  rate  on  the  underlying  mortgages.  The  adjustable  rate feature of  the  mortgages  underlying  the ARMs will help to limit sharp  movements  in the
Fund's net asset value in response to normal  fluctuations  in interest  rates.  As interest rates on the mortgages  underlying ARMs reset  periodically  (for example,  semi-annually or annually),  the yields of the ARMs held in the portfolio  will  gradually  adjust to reflect the overall changes in interest rates.

Collateralized Mortgage Obligations (CMOs)
CMOs,  including interests in real estate mortgage  investment  conduits (REMICs),  allocate payments  and  repayments  from an  underlying  pass-through  certificate  among  holders of different  classes of mortgage  backed  securities.  This creates  different  prepayment and interest  rate risks for each CMO class.  The degree of increased  or  decreased  prepayment risks depends upon the  structure of the CMOs.  However,  the actual  returns on any type of mortgage  backed  security  depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal  payments and prepayments.
The next class of CMOs  receives all principal  payments  after the first class is paid off.
This  process  repeats  for  each  sequential  class  of CMO.  As a  result,  each  class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs and TACs
More   sophisticated  CMOs  include  planned   amortization   classes  (PACs)  and  targeted
amortization classes (TACs). PACs and TACs are issued with companion classes.  PACs and TACs receive  principal  payments and  repayments  at a specified  rate.  The  companion  classes receive  principal  payments and  prepayments in excess of the specified  rate. In addition,
PACs will receive the companion  classes'  share of principal  payments,  if  necessary,  to
cover  a  shortfall  in  the  prepayment   rate.   This  helps  PACs  and  TACs  to  control
prepayment risks by increasing the risks to their companion classes.

Floaters and Inverse Floaters
Another  variant  allocates  interest  payments  between  two  classes  of CMOs.  One  class
(Floaters)  receives a share of interest  payments  based upon a market index such as LIBOR.
The other class  (Inverse  Floaters)  receives  any  remaining  interest  payments  from the underlying  mortgages.  Floater  classes  receive more interest (and Inverse Floater classes receive  correspondingly  less interest) as interest rates rise. This shifts  prepayment and interest  rate risks from the  Floater to the  Inverse  Floater  class,  reducing  the price volatility of the Floater class and increasing the price  volatility of the Inverse  Floater class.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase  agreements are  transactions  in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon  time and price.  The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction.
This return is unrelated  to the interest  rate on the  underlying  security.  The Fund will
enter  into  repurchase   agreements  only  with  banks  and  other   recognized   financial
institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's  custodian or subcustodian  will take  possession of the securities  subject to repurchase agreements.  The Adviser or subcustodian will monitor the value of the underlying security  each day to ensure  that the value of the  security  always  equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements  are  repurchase  agreements in which the Fund is the seller
(rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the
Fund.  Reverse  repurchase  agreements  are subject to credit  risks.  In addition,  reverse repurchase  agreements create leverage risks because the Fund must repurchase the underlying security at a higher  price,  regardless  of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed  delivery  transactions,  including  when-issued  transactions,  are arrangements in which the Fund buys securities for a set price,  with payment and delivery of the securities scheduled for a future time.  During the period between purchase and settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the transaction  when it agrees to buy the  securities  and reflects  their value in determining the price of its shares.  Settlement  dates may be a month or more after entering into these transactions  so that the market values of the securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund.
Delayed  delivery  transactions  also involve  credit  risks in the event of a  counterparty default.  The Fund engages in when-issued  and delayed  delivery  transactions  only for the purpose of acquiring portfolio  securities  consistent with the Fund's investment  objective and policies, and not for investment leverage.  Liquid assets of the Fund sufficient to make payment  for the  securities  to be  purchased  are  segregated  at the  trade  date.  These securities are marked to market daily and are maintained until the transaction is settled.

To Be Announced Securities (TBAs)
As with other delayed  delivery  transactions,  a seller agrees to issue a TBA security at a future  date.  However,  the  seller  does  not  specify  the  particular  securities  to be delivered.  Instead,  the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction,  the Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying mortgages.  The seller would not identify the  specific  underlying  mortgages  until it issues the  security.  TBA  mortgage-  backed securities  increase  market risks because the  underlying  mortgages may be less  favorable than anticipated by the Fund.

Dollar Rolls
The Fund may engage in dollar roll transactions  with respect to mortgage  securities issued by the Government National Mortgage Association,  Federal National Mortgage Association, and
Federal Home Loan Mortgage  Corporation.  Dollar rolls are transactions where the Fund sells mortgage  backed  securities with a commitment to buy similar,  but not identical,  mortgage backed  securities  on a future  date at a lower  price.  Normally,  one or both  securities involved are TBA mortgage backed  securities.  Dollar rolls are subject to  market risks and credit risks.

Asset Coverage
In order to secure its  obligations  in  connection  with  derivatives  contracts or special transactions,  the Fund will  either own the  underlying  assets,  enter into an  offsetting transaction or set aside readily  marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable assets to set aside, it cannot trade assets used to secure such  obligations  without entering into an offsetting derivative  contract or terminating a special  transaction.  This may cause the Fund to miss favorable  trading  opportunities  or to realize  losses on derivative  contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange  Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated  Investors,  Inc. (Federated funds)
to lend and  borrow  money  for  certain  temporary  purposes  directly  to and  from  other
Federated  funds.  Participation  in this  inter-fund  lending program is voluntary for both borrowing  and  lending  funds,  and an  inter-fund  loan is only made if it  benefits  each participating fund. Federated Investors,  Inc. (Federated) administers the program according to  procedures  approved by the Fund's  Board,  and the Board  monitors the operation of the program.  Any inter-fund loan must comply with certain  conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder  redemption requests,  and (b) to meet commitments  arising from "failed"  trades.  All inter-fund loans must be repaid in seven  days or less.  The Fund's  participation  in this  program  must be consistent with its investment  policies and limitations,  and must meet certain  percentage tests.  Inter-fund  loans may be made only when the rate of  interest  to be charged is more attractive  to the  lending  fund  than  market-competitive  rates on  overnight  repurchase agreements  (Repo Rate) and more  attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated  bank for short-term  borrowings  (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities  from the borrower as collateral.  The borrower must furnish  additional  collateral  if the market value of the loaned  securities increases.  Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will  reinvest  cash  collateral  in  securities  that  qualify as an  acceptable investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower.  The Fund will not have the right to vote on  securities  while they are on loan,  but it will  terminate a loan in anticipation of any important  vote. The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated  portion of the interest  earned on the cash collateral to a securities  lending agent or broker.  Securities lending activities are subject to interest rate risks and credit risks.

INVESTMENT RISKS
There are many factors  which may affect an  investment  in the Fund.  The Fund's  principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
o     Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
o     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Prepayment Risks
o     Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available.
     In addition, like other interest bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage backed securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

o     Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage backed securities were purchased at a market premium over their stated
     principal amount. Conversely, the prepayment of mortgage backed securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

o     Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a
     U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

Liquidity Risks
o     Trading opportunities are more limited for CMOs that have complicated terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o     Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Fundamental INVESTMENT Objective
The Fund's  investment  objective is to pursue total return  consistent with current income.
The  investment  objective  may not be changed by the Fund's  Trustees  without  shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities  comprising  75% of the value of its total assets,  the Fund will not purchase  securities of any one issuer (other than cash; cash items;  securities  issued or  guaranteed by the  government of the United States or its agencies or  instrumentalities and repurchase agreements collateralized by such U.S. government  securities; and securities of other  investment  companies)  if,  as a  result,  more than 5% of the value of its total assets would be invested in the  securities of that issuer,  or the Fund would own more than
10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow  money,  directly or  indirectly,  and issue  senior  securities  to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not  purchase or sell real  estate,  provided  that this  restriction  does not prevent the Fund from  investing in issuers  which  invest,  deal,  or  otherwise  engage in transactions  in real estate or  interests  therein,  or investing  in  securities  that are secured  by real  estate or  interests  therein.  The Fund may  exercise  its  rights  under agreements  relating to such securities,  including the right to enforce security  interests and to hold real estate  acquired by reason of such  enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities,  provided that the Fund may purchase securities of companies that deal in commodities.

Lending
The Fund may not make loans,  provided that this  restriction does not prevent the Fund from purchasing  debt  obligations,  entering into repurchase  agreements,  lending its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.  Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Underwriting
The Fund may not  underwrite  the  securities  of other  issuers,  except  that the Fund may engage in  transactions  involving the  acquisition,  disposition or resale of its portfolio securities,  under  circumstances  where it may be considered to be an underwriter under the
Securities Act of 1933.
  The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority  of its  outstanding  voting  securities,"  as  defined  by the 1940 Act.  The following  limitations,  however, may be changed by the Board without shareholder  approval.
Shareholders  will be  notified  before any  material  change in these  limitations  becomes effective.

Concentration
In applying the concentration  restriction:  (a) utility companies will be divided according to their services,  for example, gas, gas transmission,  electric and telephone will each be considered  a  separate  industry;  (b)  financial  service  companies  will  be  classified according to the end users of their services, for example,  automobile finance, bank finance and diversified  finance will each be considered a separate  industry;  and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

Purchases on Margin
The Fund  will  not  purchase  securities  on  margin,  provided  that  the Fund may  obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets
The Fund will not mortgage,  pledge,  or hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities in connection with any  permissible  borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities
The Fund will not purchase  securities for which there is no readily  available  market,  or enter into  repurchase  agreements  or purchase  time  deposits  maturing in more than seven days, if immediately  after and as a result,  the value of such securities would exceed,  in the aggregate, 15% of the Fund's net assets.
For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having  capital,  surplus and  undivided  profits in excess of  $100,000,000  at the time of investment  to be "cash  items."  Except with  respect to borrowing  money,  if a percentage limitations  is  adhered to at the time of  investment,  a later  increase  or  decrease  in percentage  resulting  from any change in value or net assets will not result in a violation of such limitation.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices  provided  by  independent   pricing  services  may  be  determined  without  relying
exclusively  on quoted prices and may consider  institutional  trading in similar  groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading characteristics,  and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service,  securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share  fluctuates  and is based on the market  value of all securities and other assets of the Fund.

The NAV for each  class of  Shares  may  differ  due to the  variance  in daily  net  income realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated  Securities
Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (Institutional service shares)
As a  compensation-type  plan, the Rule 12b-1 Plan is designed to pay the  Distributor  (who may then pay investment  professionals such as banks,  broker/dealers,  trust departments of banks, and registered  investment  advisers) for marketing  activities (such as advertising,
printing  and   distributing   prospectuses,   and   providing   incentives   to  investment
professionals)  to promote  sales of Shares so that  overall Fund assets are  maintained  or increased.  This helps the Fund achieve economies of scale,  reduce per Share expenses,  and provide cash for orderly  portfolio  management  and Share  redemptions.  In  addition,  the
Fund's  service  providers  that  receive  asset-based  fees  also  benefit  from  stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses.  In no event will the Fund pay for any expenses of the Distributor  that exceed the maximum Rule
12b-1 Plan fee.

For some  classes of  Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any one year may not be  sufficient  to cover the  marketing-related  expenses the  Distributor  has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
The Fund may pay Federated  Shareholder  Services  Company,  a subsidiary of Federated,  for providing shareholder services and maintaining  shareholder accounts.  Federated Shareholder
Services  Company may select  others to perform these  services for their  customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment  professionals (such as broker/dealers or banks) may be paid fees, in significant amounts,  out of the  assets  of  the  Distributor  and/or  Federated  Shareholder  Services
Company.  (These fees do not come out of Fund  assets.)  The  Distributor  and/or  Federated
Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment  professionals  receive  such  fees  for  providing  distribution-related  and/or shareholder  services,  such as advertising,  providing incentives to their sales personnel,
sponsoring  other  activities  intended  to  promote  sales,  and  maintaining   shareholder
accounts.  These  payments  may be based upon such  factors as the number or value of Shares the investment  professional sells or may sell; the value of client assets invested;  and/or the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

Certain investment  professionals may wish to use the transfer agent's  subaccounting system to minimize their internal recordkeeping  requirements.  The transfer agent may charge a fee based on the level of subaccounting  services  rendered.  Investment  professionals  holding
Shares in a  fiduciary,  agency,  custodial  or similar  capacity may charge or pass through subaccounting  fees as part of or in addition to normal trust or agency  account fees.  They may also  charge fees for other  services  that may be related to the  ownership  of Shares.
This  information  should,  therefore,  be read  together  with any  agreement  between  the customer and the investment  professional about the services provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves  the right,  as described  below,  to pay the redemption  price in whole or in part by a distribution of the
Fund's portfolio securities.

Because the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act,  the Fund is obligated to pay Share  redemptions to any one  shareholder in cash only up to the lesser of
$250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash  unless the
Fund's Board  determines  that payment  should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio  securities,  valued in the same way as the Fund  determines  its NAV. The  portfolio  securities  will be selected in a manner that the Fund's Board deems fair and  equitable  and, to the extent  available,  such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption is made in kind, shareholders  receiving  the  portfolio  securities  and selling them before their  maturity could  receive less than the  redemption  value of the  securities  and could incur  certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain  circumstances,  shareholders may be held personally  liable as partners under
Massachusetts law for obligations of the Trust. To protect its  shareholders,  the Trust has filed legal  documents  with  Massachusetts  that  expressly  disclaim the  liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally  liable for the Trust's  obligations, the  Trust is  required  by the  Declaration  of Trust to use its  property  to  protect  or compensate  the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore,  financial loss resulting  from  liability as a shareholder  will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each  Share of the Fund  gives  the  shareholder  one vote in  Trustee  elections  and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting  rights,  except that in matters  affecting  only a particular class, only Shares of that class are entitled to vote.

Trustees  may be removed by the Board or by  shareholders  at a special  meeting.  A special meeting  of  shareholders  will  be  called  by  the  Board  upon  the  written  request  of shareholders who own at least 10% of the Fund's outstanding Shares.

As of April 4, 2003, the following shareholders owned of record,  beneficially,  or both, 5%
or more of outstanding  Institutional  Shares:  CPF Managed  Portfolio IV,  Pittsburgh,  PA,
owned approximately  3,059,918 Shares (21.55%),  CPF Managed Portfolio III, Pittsburgh,  PA,
owned approximately 3,017,712 Shares (21.26%) Charles Schwab & Co. Inc., San Francisco,  CA,
owned   approximately   1,832,879   Shares  (12.91%)  and  ISTCO,   Belleville,   IL,  owned
approximately 832,426 Shares (5.86%).

As of April 4, 2003, the following shareholders owned of record,  beneficially,  or both, 5%
or more  of  outstanding  Institutional  Service  Shares:  Milards  & Co.,  Oaks,  PA  owned approximately 544,988 Shares (13.52%),  Investors Bank & Trust Company,  Purchase, NY, owned approximately  382,615 Shares (9.47%),  Bancorpsouth Inc., Jackson,  MS, owned approximately
374,432 Shares (9.29%),  Wells Fargo Bank MN NA FBO,  Minneapolis,  MN, owned  approximately
302,739 Shares (7.51%),  The Bopac Company,  Wayne, NJ, owned  approximately  225,525 Shares
(5.60%),  Revest & Co.,  Oaks,  PA, owned  approximately  223,567 Shares (5.55%) and Simmons
First Trust Company, Pine Bluff, AR, 216,574 Shares (5.37%).

TAX INFORMATION

FEDERAL INCOME TAX
The  Fund  intends  to meet  requirements  of  Subchapter  M of the  Internal  Revenue  Code
applicable to regulated  investment  companies.  If these  requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e.,
"Interested" Board members) and those who are not (i.e., "Independent" Board members).
Unless otherwise noted, the address of each person listed is Federated Investors Tower,
1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; CCMI Funds-two portfolios; Regions Funds-nine portfolios; Riggs
Funds-eight portfolios; and WesMark Funds-five portfolios.

As of April 4, 2003,  the Fund's Board and Officers as a group owned less than 1% of the
Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

                       Principal Occupation(s) for Past    Aggregate     Total
Name                   Five Years, Other Directorships     Compensation  Compensation
Birth Date             Held and Previous Position(s)       From Fund     From Fund and
Address                                                    past          Federated Fund
Positions Held with                                       (Fiscal        Complex
Fund                                                       year)         (past calendar
Date Service Began                                                        year)
                      Principal Occupations: Chief       $0
John F. Donahue*      Executive Officer and Director                   $0
Birth Date: July      or Trustee of the Federated Fund
28, 1924              Complex; Chairman and Director,
CHAIRMAN AND          Federated Investors, Inc.;
TRUSTEE               Chairman, Federated Investment
Began serving: July   Management Company, Federated
1995                  Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: President   $0
J. Christopher        or Executive Vice President of                   $0
Donahue*              the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving: July   Federated Investors, Inc.;
1999                  President, Chief Executive
                      Officer and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; President, Chief
                      Executive Officer and Director,
                      Federated Global Investment
                      Management Corp.; President and
                      Chief Executive Officer,
                      Passport Research, Ltd.;
                      Trustee, Federated Shareholder
                      Services Company; Director,
                      Federated Services Company.

                      Previous Position: President,
                      Federated Investment Counseling.

--------------------------------------------------------------------------------------------

                      Principal Occupations: Director    $1,063.47
Lawrence D. Ellis,    or Trustee of the Federated Fund                 $148,500
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving: July   Center.
1995
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.
--------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                       Principal Occupation(s) for Past    Aggregate     Total
Name                   Five Years, Other Directorships     Compensation  Compensation
Birth Date             Held and Previous Position(s)       From Fund     From Fund and
Address                                                    past          Federated Fund
Positions Held with                                       (Fiscal        Complex
Fund                                                       year)         (past calendar
Date Service Began                                                        year)
                      Principal Occupation: Director     $1,063.47            $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving: July   of Pittsburgh; Director,
1995                  University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director    $1,169.82            $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &               Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 Tamiami Trail    Previous Positions: President,
N.                    Investment Properties
Naples, FL            Corporation; Senior Vice
TRUSTEE               President, John R. Wood and
Began serving: July   Associates, Inc., Realtors;
1995                  President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director     $1,169.82            $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director, Michael Baker
Pittsburgh, PA        Corporation (engineering and
TRUSTEE               energy services worldwide).
Began serving:
February 1998         Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director     1,063.47             $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham &
Began serving:        Co., Inc. (strategic business
January 1999          consulting); Trustee Associate,
                      Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director     $1,063.47            $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving: July   Representative, Commonwealth of
1995                  Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director    $1,169.82            $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 1999          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director     $1,276.16           $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Consulting Partner, Mollica &
Duquesne University   Murray.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving: July   Director, Michael Baker Corp.
1995                  (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $1,063.47           $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving: July   Previous Positions: National
1995                  Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $1,063.47           $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 1999          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly, Inc.

OFFICERS**
--------------------------------------------------------------------------------------------

Name                           rincipal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund      P
                              Principal Occupations: President, Executive Vice
Edward C. Gonzales            President and Treasurer of some of the Funds in the
Birth Date: October 22, 1930  Federated Fund Complex; Vice Chairman, Federated
EXECUTIVE VICE PRESIDENT      Investors, Inc.; Trustee, Federated Administrative
                              Services.

                              Previous Positions: Trustee or Director of some of the
                              Funds in the Federated Fund Complex; CEO and Chairman,
                              Federated Administrative Services; Vice President,
                              Federated Investment Management Company, Federated
                              Investment Counseling, Federated Global Investment
                              Management Corp. and Passport Research, Ltd.; Director
                              and Executive Vice President, Federated Securities
                              Corp.; Director, Federated Services Company; Trustee,
                              Federated Shareholder Services Company.

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
                              Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Treasurer of the Federated Fund
Richard J. Thomas             Complex; Senior Vice President, Federated
Birth Date: June 17, 1954     Administrative Services.
TREASURER
                              Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: President or Vice President of
Richard B. Fisher             some of the Funds in the Federated Fund Complex; Vice
Birth Date: May 17, 1923      Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.

                              Previous Positions: Director or Trustee of some of the
                              Funds in the Federated Fund Complex; Executive Vice
                              President, Federated Investors, Inc. and Director and
                              Chief Executive Officer, Federated Securities Corp.

                              Susan M. Nason has been the Fund's Portfolio Manager
Susan M. Nason                since its inception. She is Vice President of the Fund.
Birth Date: August 29, 1961   Ms. Nason joined Federated in 1987 and has been a
VICE PRESIDENT                Senior Portfolio Manager and Senior Vice President of
                              the Fund's Adviser since 1997. Ms. Nason served as a
                              Portfolio Manager and Vice President of the Adviser
                              from 1993 to 1997. Ms. Nason is a Chartered Financial
                              Analyst and received her M.S.I.A. concentrating in
                              Finance from Carnegie Mellon University.
**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent
Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES of the board
                               ommittee Functions                          Meetings
                                                                           Held
                                                                           During
                                                                           Last
Board     Committee                                                        Fiscal
Committee Members             C                                            Year
Executive John F. Donahue     In between meetings of the full Board,       Two
          John E. Murray,     the Executive Committee generally may
          Jr., J.D., S.J.D.   exercise all the powers of the full Board
                              in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit     Thomas G. Bigley    The Audit Committee reviews and              Four
          John T. Conroy,     recommends to the full Board the
          Jr.                 independent auditors to be selected to
          Nicholas P.         audit the Fund`s financial statements;
          Constantakis        meets with the independent auditors
          Charles F.          periodically to review the results of the
          Mansfield, Jr.      audits and reports the results to the
                              full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund's internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

--------------------------------------------------------------------------------------------

Board ownership of shares in the fund and in the Federated family of Investment companies
AS OF DECEMBER 31, 2002
                        Dollar       Aggregate
                        Range of     Dollar Range of
                        Shares       Shares Owned in
                        Owned        Federated
                        in Fund      Family of
Interested                           Investment
Board Member Name                    Companies
John F. Donahue            None    Over $100,000
J. Christopher             None    Over $100,000
Donahue
Lawrence D. Ellis,         None    Over $100,000
M.D.

Independent
Board Member Name
Thomas G. Bigley           None    Over $100,000
John T. Conroy, Jr.        None    Over $100,000
Nicholas P.                None    Over $100,000
Constantakis
John F. Cunningham         None    Over $100,000
Peter E. Madden            None    Over $100,000
Charles F.                 None        $50,001 -
Mansfield, Jr.                          $100,000
John E. Murray,
Jr., J.D., S.J.D.  --      None    Over $100,000

Marjorie P. Smuts          None    Over $100,000
John S. Walsh              None    Over $100,000

--------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund  shareholder for any losses that may be  sustained in the  purchase,  holding,  or sale of any  security or for anything  done or omitted by it, except acts or omissions  involving  willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the duties  imposed upon it by its contract  with the
Fund.

As required by the 1940 Act, the Fund's Board has  reviewed the Fund's  investment  advisory contract.  The  Board's  decision  to approve  the  contract  reflects  the  exercise of its business  judgment on whether to continue  the existing  arrangements.  During its review of the contract,  the Board  considers many factors,  among the most material of which are: the
Fund's  investment   objectives  and  long  term  performance;   the  Adviser's   management
philosophy,  personnel, and processes; the preferences and expectations of Fund shareholders and their relative  sophistication;  the continuing  state of competition in the mutual fund industry;  comparable  fees in the mutual fund  industry;  the range and quality of services provided  to the Fund and its  shareholders  by the  Federated  organization  in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations,  the Board also considers whether there has  occurred a  circumstance  or event that would  constitute  a reason for it to not renew  an  advisory  contract.  In this  regard,  the  Board  is  mindful  of the  potential disruptions  of the Fund's  operations and various  risks,  uncertainties  and other effects that could occur as a result of a decision to terminate  or not renew an advisory  contract.
In particular,  the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's  industry  standing and reputation and in the expectation that the
Adviser will have a continuing role in providing advisory services to the Fund.

The Board also  considers  the  compensation  and  benefits  received by the  Adviser.  This includes fees received for services  provided to the Fund by other entities in the Federated organization  and research  services  received by the Adviser from brokers that execute fund trades,  as well as advisory  fees. In this regard,  the Board is aware that various  courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following  factors may be relevant to an Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the performance of the Fund; the Adviser's cost of providing  the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows  larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates as a result of the Adviser's  relationship  with the Fund;  performance  and expenses of  comparable  funds;  and the extent to which the  independent  Board members are fully  informed  about all facts bearing on the Adviser's  service and fee. The Fund's Board is aware of these  factors and takes them into account in its review of the Fund's  advisory contract.

The Board considers and weighs these  circumstances in light of its substantial  accumulated experience  in  governing  the Fund and working with  Federated  on matters  relating to the
Federated  funds, and is assisted in its  deliberations  by the advice of independent  legal counsel.  In  this  regard,  the  Board  requests  and  receives  a  significant  amount  of information about the Fund and the Federated  organization.  Federated provides much of this information  at each  regular  meeting of the Board,  and  furnishes  additional  reports in connection  with the  particular  meeting at which the Board's formal review of the advisory
contracts  occurs.  In  between  regularly  scheduled   meetings,   the  Board  may  receive
information on particular  matters as the need arises.  Thus,  the Board's  evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's  investment philosophy,  personnel,  and  processes;  the Fund's  short- and long-term  performance  (in absolute terms as well as in relationship to its particular  investment  program and certain competitor or "peer group" funds),  and comments on the reasons for performance;  the Fund's expenses  (including the advisory fee itself and the overall expense  structure of the Fund, both in absolute terms and relative to similar and/or competing  funds,  with due regard for contractual  or  voluntary  expense  limitations);  the  use  and  allocation  of  brokerage commissions derived from trading the Fund's portfolio  securities;  the nature and extent of the  advisory  and other  services  provided to the Fund by the Adviser and its  affiliates;
compliance  and audit reports  concerning  the Federated  funds and the Federated  companies that  service  them;  and  relevant  developments  in the mutual fund  industry  and how the
Federated funds and/or Federated are responding to them.

The Board also receives  financial  information  about Federated,  including  reports on the compensation  and benefits  Federated  derives  from its  relationships  with the  Federated funds.  These  reports cover not only the fees under the advisory  contracts,  but also fees received by Federated's  subsidiaries  for providing  other services to the Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated  funds'  administrator  and transfer  agent).  The reports also discuss any indirect  benefit  Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board  bases its  decision  to approve  an  advisory  contract  on the  totality  of the circumstances  and  relevant  factors,  and  with  a  view  to  past  and  future  long-term considerations.  Not all of the factors and considerations  identified above are relevant to every  Federated  fund,  nor does the Board  consider  any one of them to be  determinative.
Because  the  totality  of  circumstances  includes  considering  the  relationship  of each
Federated  fund,  the  Board  does not  approach  consideration  of every  Federated  fund's advisory contract as if that were the only Federated fund offered by Federated.

Other Related Services
Affiliates of the Adviser may, from time to time, provide certain  electronic  equipment and software to  institutional  customers  in order to  facilitate  the  purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules,  the Fund, its Adviser,  and its Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment  personnel,  Fund
Trustees,  and certain  other  employees.  Although  they do permit these people to trade in securities,  including  those  that  the Fund  could  buy,  they  also  contain  significant safeguards  designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When  selecting   brokers  and  dealers  to  handle  the  purchase  and  sale  of  portfolio instruments,  the Adviser looks for prompt  execution of the order at a favorable price. The
Adviser  will  generally  use  those  who  are  recognized  dealers  in  specific  portfolio instruments,  except  when a  better  price  and  execution  of the  order  can be  obtained elsewhere.  In selecting among firms believed to meet these  criteria,  the Adviser may give consideration  to those firms  which have sold or are  selling  Shares of the Fund and other funds  distributed by the  Distributor  and its  affiliates.  The Adviser makes decisions on portfolio  transactions  and selects  brokers  and  dealers  subject to review by the Fund's
Board.

Investment  decisions  for the Fund  are made  independently  from  those of other  accounts managed  by the  Adviser.  When the Fund and one or more of those  accounts  invests  in, or disposes of, the same security,  available  investments or  opportunities  for sales will be allocated  among the Fund and the  account(s)  in a manner  believed  by the  Adviser  to be equitable.  While the  coordination  and ability to participate in volume  transactions  may benefit the Fund, it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company,  a subsidiary of Federated,  provides  administrative  personnel and  services  (including  certain  legal and  financial  reporting  services)  necessary to operate the Fund.  Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million
The  administrative  fee  received  during any fiscal  year shall be at least  $125,000  per portfolio and $30,000 per each additional  class of Shares.  Federated  Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping  services with respect  to  the  Fund's  portfolio  investments  for  a  fee  based  on  Fund  assets  plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts,  is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services Company,  through its registered  transfer agent  subsidiary,  Federated
Shareholder  Services Company,  maintains all necessary  shareholder  records. The Fund pays the transfer  agent a fee based on the size,  type and number of accounts  and  transactions made by shareholders.

INDEPENDENT Auditors
The independent  auditor for the Fund, Ernst & Young LLP,  conducts its audits in accordance with auditing standards  generally  accepted in the United States of America,  which require it to plan and perform its audits to provide  reasonable  assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended               2003                 2002           2001
February 28 or 29
Advisory Fee Earned             $748,968             $601,365       $458,893
Advisory Fee Reduction          $720,443             $601,365       $458,893
Advisory Fee Reimbursement      $6,552               --             --
Administrative Fee              $155,000             $155,000       $155,000
12b-1 Fee:
 Institutional Service          $33,921               -              -
 Shares                                               -              -
Shareholder Services Fee:
  Institutional Shares          $44,842              --             --
  Institutional Service         $94,225              -              -
  Shares                                             -              -
Fees are allocated  among  classes based on their pro rata share of Fund assets,  except for marketing  (Rule  12b-1) fees and  shareholder  services  fees,  which are borne only by the applicable class of Shares.
--------------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The  Fund  may  advertise  Share  performance  by  using  the  SEC's  standard  methods  for calculating  performance  applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The  performance  of Shares  depends upon such  variables  as:  portfolio  quality;  average portfolio  maturity;  type and value of  portfolio  securities;  changes in interest  rates;
changes or  differences  in the Fund's or any class of Shares'  expenses;  and various other factors.

Share performance  fluctuates on a daily basis largely because net earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield
Total returns are given for the one-year,  five-year and Start of Performance  periods ended
February 28, 2003.

Yield is given for the 30-day period ended February 28, 2003.

                       30-Day          1 Year     5 Years   Start of
                       Period                               Performance on
                                                            10/9/1995
Institutional Shares
Total Return
  Before Taxes         --             11.81%      7..91%     7.65%
  After Taxes on        -             9.70%       5.55%      5.25%
  Distributions        -
  After Taxes on        -             7.18%       5.16%      4.94%
  Distributions
  and Sale of Shares   -
Yield                  3.19%              --        --        --

Institutional
Service Shares
Total Return
  Before Taxes         --             11.48%    7.59%     7.33%
  After Taxes on        -             9.50%     5.36%     5.06%
  Distributions        -
  After Taxes on        -             6.98%     4.97%     4.75%
  Distributions
  and Sale of Shares   -
Yield                  2.90%          --        --        --

--------------------------------------------------------------------------------------------

TOTAL RETURN
Total return  represents the change  (expressed as a percentage) in the value of Shares over a  specific  period of time,  and  includes  the  investment  of income  and  capital  gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of
Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding.
This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with services  provided in  conjunction  with an investment in Shares,  the Share  performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its  performance,  or performance  for the types of securities in which it invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote  information from reliable  sources  regarding  individual  countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the
"U.S. government funds" category in advertising and sales literature.

Lehman Brothers Government Bond Index
Lehman Brothers Government Bond Index is a market value weighted index of U.S. government and government agency securities with maturities of one year or more.

WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax
Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector, Federated has more than 31 years' experience. As of December 31,
2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles.
Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In
1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983,
Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

Government Funds
In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S.
government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of
December 31, 2002, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income -
William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company
Institute.

Federated Clients Overview
Federated  distributes  mutual funds  through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher,
President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations.
Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by
Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F.
Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

 Addresses

federated total Return government bond fund

Institutional Shares

Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Federated Total Return Government Bond Fund invests in U.S. government securities that include U.S. Treasury, agency and mortgage-backed securities. The fund's average duration is managed within 20% of the duration of the Lehman Brothers Government Bond Index (LBGB).1

U.S. government bonds were top performers again during the fund's annual reporting period as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. Treasury yields moved higher early in the reporting period as the economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. Yields of 5-year and 10-year Treasury notes rose from 4.19% and 4.88%, respectively, at the end of February 2002 to 4.84% and 5.43% in late March/early April 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into U.S. government securities, especially the front end of the yield curve, during the summer. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November 2002 after leaving the rate unchanged at 1.75% all year. The Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields and yields of 5-year and 10-year Treasury notes fell to 2.66% and 3.69%, respectively, by the end of February 2003.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. LBGB is a material value weighted index of U.S. government and government agency securities with maturities of one year or more. This index is unmanaged, and investments cannot be made in an index.

Almost one third of the fund was invested in government agency securities and one fourth in government mortgage backed securities during much of the reporting period. The fund's agency and mortgage backed positions were reduced late in the reporting period as a result of agency and mortgage backed securities outperforming Treasury securities on a duration--adjusted basis during the reporting period. At the end of February 2003, 26% of the fund was invested in government agency securities and 18% was invested in government mortgage backed securities, and the fund's average duration was within its neutral range at 4.7 years. The fund's net total return for the year ended February 28, 2003 was 11.81% for the Institutional Shares versus 11.26% for the LBGB.2

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

INSTITUTIONAL SHARES

Growth of a $25,000 Investment in Federated Total Return Government Bond Fund

Average Annual Total Returns for the Period Ended 2/28/2003
1 Year	11.81%
5 Years	7.91%
Start of Performance (10/19/1995)	7.65%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Total Return Government Bond Fund (Institutional Shares) (the "Fund") from October 19, 1995 (start of performance) to February 28, 2003, compared to the Lehman Brothers Government Bond Index (LBGB).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBGB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

INSTITUTIONAL SERVICE SHARES

Growth of a $25,000 Investment in Federated Total Return Government Bond Fund

Average Annual Total Returns for the Period Ended 2/28/2003
1 Year	11.48%
5 Years	7.59%
Start of Performance (10/19/1995)	7.33%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Total Return Government Bond Fund (Institutional Service Shares) (the "Fund") from October 19, 1995 (start of performance) to February 28, 2003, compared to the Lehman Brothers Government Bond Index (LBGB).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGB has been adjusted to reflect reinvestment of dividends on securities in the index.

2 The LBGB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

Federated Investors
World-Class Investment Manager

Federated Total Return Government Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31429A105
Cusip 31429A204

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G01618-02 (4/03)